Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 2,812,209	$ 2,557,440
Less: Accumulated depreciation	(414,017)	(193,451)
Less: Impairment loss
Translation adjustments
Property, plant and equipment, net	2,398,192	2,363,989
Electronic equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property, plant and equipment		5,264
Leasehold improvement [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property, plant and equipment	708,204	448,171
Buildings [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 2,104,005	$ 2,104,005